BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair value of convertible notes derivative liability		$ 588,637
Level 3
Fair value of convertible notes derivative liability	$ 0	0
Level 1
Fair value of convertible notes derivative liability		588,637
Level 2
Fair value of convertible notes derivative liability	$ 0	$ 0